Sal De La Puna Joint Venture - Summary of Consideration Transferred for Asset Acquisition (Details) - Arena Minerals $ in Thousands	Apr. 20, 2023 USD ($)
Disclosure In Tabular Form Of Consideration Transferred For Asset Acquisition [Line Items]
Cash	$ 28
Pre-existing investment in Arena Minerals shares and warrants	18,388
Lithium Americas common shares	163,203
Transaction costs	4,186
Consideration given	$ 185,805